Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Supplement dated June 8, 2006 to

Prospectus/Proxy Statement dated May 9, 2006

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR THE SHARES OF:

Maxim U.S. Government	Maxim U.S. Government Mortgage Securities Portfolio
Securities Portfolio

each a series of:

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(303) 737-3000

You previously received information from us concerning a special shareholders meeting to be held on June 26, 2006. We have not yet received your proxy for this important meeting. This is to remind you to promptly vote your shares. Your vote is important!

The special meeting has been called to consider and vote on a proposed Agreement and Plan of Reorganization (the “Reorganization”) pursuant to which Maxim U.S. Government Securities Portfolio will be merged with and into Maxim U.S. Government Mortgage Securities Portfolio and, upon consummation of the Reorganization, Maxim U.S. Government Mortgage Securities Portfolio be renamed Maxim U.S. Government Securities Portfolio. The Board of Directors of Maxim Series Fund, Inc. recommends that you vote FOR Reorganization.

The special meeting of shareholders will be held at 10:30 a.m. Mountain Time on June 26, 2006, at the offices of Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you do not expect to attend the special meeting of shareholders in person, you may vote one of three ways:

1.	By telephone:	Please call toll-free at 1-888-221-0697 and follow the instructions.

2.	By Internet:	Visit www.proxyweb.com and follow the online directions. Please have your proxy information available.

3.	By mail:	Return your signed and dated proxy in the enclosed postage-paid envelope immediately so it will be received by June 26.

If you would like an additional copy of the Prospectus/Proxy Statement, please call Maxim Series Fund, Inc. at 1-800-537-2033 or write Secretary, Maxim Series Fund, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Please vote today! Your vote is important regardless of the number of shares you own. Thank you for your consideration.

This Supplement must be accompanied by or read in conjunction with the current Prospectus/Proxy Statement, dated May 10, 2006. This supplement should be retained for future reference.

PROXY

FOR

SPECIAL MEETING OF SHAREHOLDERS OF

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF MAXIM SERIES FUND.

The undersigned hereby appoints Beverly A. Byrne and Rhonda A. Mills, or any of them, to be the attorneys and proxies of the undersigned at a special meeting of shareholders of Maxim Series Fund, to be held at 8515 East Orchard Road, Greenwood Village, Colorado 80111, at 10:30 a.m., Mountain Time, on June 26, 2006, and at any adjournment thereof, and to represent and cast the votes held of record by the undersigned on March 31, 2006, upon the proposal set forth below and as set forth in the Notice of Special Meeting and Proxy Statement for such meeting.

Please sign and date your Proxy and return promptly in the accompanying envelope.

_______________________________________	DATED: _________________, 2006

(Signature of Shareholder)

This Proxy may be revoked by the Shareholder (Contract owner) at any time prior to the Special Meeting.

Please fill in box as shown using black or blue ink or Number 2 pencil.

☒

PLEASE DO NOT USE FINE POINT PENS.

This Proxy will be voted, and voted as specified. IF NO SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED IN THE SAME PROPORTION AS THOSE FOR WHICH SPECIFICATIONS ARE MADE. The Board of Directors recommends a vote FOR the Proposal.

PROPOSAL

Approve or disapprove the Plan of Reorganization, including the merger of the U.S. Government Securities Portfolio into the Maxim U.S. Government Mortgage Securities Portfolio and the renaming of Maxim U.S. Government Mortgage Securities Portfolio, upon consummation of the Plan of Reorganization, as the Maxim U.S. Government Securities Portfolio.

For	Against		Abstain
[ ]	[	]	[	]

EVERY SHAREHOLDER'S VOTE IS IMPORTANT.

PLEASE SIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY.